Deposits due to customers - Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (36,826)	₩ (12,245)
Total	317,899,871	291,477,279	$ 267,457,405
Deposits in local currency
Disclosure of deposits from customers [Line Items]
Gross carrying amount	280,292,797	261,080,762
Deposits on demand | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	18,029,136	12,454,024
Deposits at termination | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	254,319,473	242,397,664
Mutual installment | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	24,620	26,319
Deposits on notes payables | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	2,954,066	2,647,492
Deposits on CMA | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	92,360	110,413
Certificate of deposits | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	3,586,423	2,072,389
Other deposits | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	1,286,719	1,372,461
Deposits in foreign currencies | Gross carrying amount [member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	₩ 37,643,900	₩ 30,408,762